Basis of Preparation and Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Basis Of Preparation And Significant Accounting Policies [Abstract]
Schedule of Amendment to IAS 16, Property, Plant and Equipment
	December 31, 2021
	€ in thousands
	As previously reported	Application effect IAS16- Amendment	As reported in these financial statements
	Audited	Unaudited	Unaudited

Fixed assets	340,065	832	340,897
Deferred tax	8,836	208	9,044
Accumulated deficit	(7,217)	318	(6,899)
Non-Controlling Interest	(2,037)	306	(1,731)

Revenues	44,783	938	45,721
Operating expenses	(17,524)	(66)	(17,590)
Depreciation and amortization expenses	(15,076)	(40)	(15,116)
Tax benefit (Taxes on income)	2,489	(208)	2,281
Profit (loss) attributable to:
Owners of the Company	(15,408)	318	(15,090)
Non-controlling interests	(4,856)	306	(4,550)

Basic loss per share	(1.20)	0.02	(1.18)
Diluted loss per share	(1.20)	0.02	(1.18)
	June 30, 2021
	€ in thousands
	As previously reported	Application effect IAS16- Amendment	As reported in these financial statements
	Unaudited

Fixed assets	312,983	852	313,835
Deferred tax	8,124	213	8,337
Accumulated deficit	2,613	326	2,939
Non-Controlling Interest	7,239	313	7,552

Revenues	19,455	938	20,393
Operating expenses	(7,506)	(66)	(7,572)
Depreciation and amortization expenses	(7,056)	(20)	(7,076)
Tax benefit (Taxes on income)	(93)	(213)	(306)
Profit (loss) attributable to:
Owners of the Company	(5,578)	326	(5,252)
Non-controlling interests	(223)	313	90

Basic loss per share	(0.44)	0.03	(0.41)
Diluted loss per share	(0.44)	0.03	(0.41)